OFI Global Asset Management, Inc.

225 Liberty Street

New York, NY 10281-1008

December 2, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Rochester California Municipal Fund (the “Registrant”)

Reg. No. 33-23566; File No. 811-5586

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 23, 2016.

Sincerely,

/s/ Amy Shapiro
-----------------------------------
Amy Shapiro
Vice President & Assistant Counsel
212-323-5922
ashapiro@ofiglobal.com

cc:	Valerie Lithotomos, Esq
Kramer Levin Naftalis & Frankel LLP
Gloria LaFond
Taylor Edwards, Esq.